BARON

FUNDS®

BARON WEALTHBUILDER FUND®

Supplement to the Summary Prospectus, Prospectus,

and Statement of Additional Information dated April 30, 2025

Effective October 1, 2025, Baron Global Advantage Fund’s name will change to Baron Global Opportunity Fund. Accordingly, effective October 1, 2025, all references to Baron Global Advantage Fund in the Summary Prospectus, Prospectus and Statement of Additional Information of Baron WealthBuilder Fund will be replaced with Baron Global Opportunity Fund.

Dated: August 14, 2025

STICKER-STATPROWEALTH 8/14/2025